PROVISION FOR JUDICIAL LIABILITIES	6 Months Ended
Jun. 30, 2023
PROVISION FOR JUDICIAL LIABILITIES
PROVISION FOR JUDICIAL LIABILITIES

20.PROVISION FOR JUDICIAL LIABILITIES

The Company is involved in certain legal proceedings arising in the normal course of its business, which include tax, social security, labor, civil, environment and real estate.

The Company classifies the risk of unfavorable decisions in legal proceedings, based on legal advice, which reflects the estimated probable losses.

The Company’s Management believes that, based on the available information as of the date of these unaudited condensed consolidated interim financial information, its provisions for tax, social security, labor, civil, environment and real estate risks, accounted for according to IAS 37 are sufficient to cover estimated losses related to its legal proceedings, as set forth below:

20.1.Roll-forward and changes in the provisions for probable losses based on the nature of the proceedings, net of judicial deposits

	June 30,
	2023
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Provision balance at the beginning of the period	419,915	255,805	118,729	2,645,705	3,440,154
Payments	(1,192)	(22,839)	(868)		(24,899)
Reversal	(4,968)	(28,652)	(7,507)	(88,612)	(129,739)
Additions	29,147	62,979	11,155		103,281
Monetary adjustment	13,158	10,700	8,889		32,747
Provision balance	456,060	277,993	130,398	2,557,093	3,421,544
Judicial deposits	(145,567)	(77,101)	(23,796)		(246,464)
Provision balance at the end of the period	310,493	200,892	106,602	2,557,093	3,175,080

1)	Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,410,363 and civil lawsuits in the amount of R$146,730, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3- Business Combinations.

2)	Reversal due to a change in likelihood and/or due to settlement.

	December 31,
	2022
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Provision balance at the beginning of the year	477,096	178,925	82,592	2,694,541	3,433,154
Payments	(14,948)	(44,516)	(20,497)		(79,961)
Reversal	(71,446)	(53,211)	(15,577)	(48,836)	(189,070)
Additions	14,036	157,562	56,834		228,432
Monetary adjustment	15,177	17,045	15,377		47,599
Provision balance	419,915	255,805	118,729	2,645,705	3,440,154
Judicial deposits	(149,951)	(12,270)	(21,623)		(183,844)
Provision balance at the end of the year	269,964	243,535	97,106	2,645,705	3,256,310

1)	Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations.

2)Reversal due to a change in likelihood and/or due to settlement.

20.1.1.Tax and social security

On June 30, 2023, the Company has 30 (thirty) (31 (thirty-one) as of December 31, 2022) administrative and judicial proceedings of a tax or social security nature in which the disputed matters are related to IRPJ, CSLL, PIS, COFINS, ICMS among others, whose amounts are provisioned when the likelihood of loss is deemed probable by the Company’s external legal counsel and by Management.

20.1.2.Labor

On June 30, 2023, the Company has 1,176 (one thousand, one hundred and seventy-six) as of December 31, 2022 labor lawsuits.

In general, the provisioned labor proceedings are related primarily to matters frequently contested by employees of agribusiness companies, such as wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

20.1.3.Civil, environment and real estate

On June 30, 2023, the Company has 77 (seventy-seven) (66 (sixty-six) as at December 31, 2022) civil, environmental and real estate proceedings.

The provisioned Civil, environment and real estate proceedings are related primarily to the payment of damages, including those arising from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.

20.2.Contingencies with possible losses

The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	June 30,	December 31,
	2023	2022
Taxes and social security (1)	9,211,342	8,201,246
Labor	224,181	321,428
Civil and environmental (1)	4,981,793	4,414,877
	14,417,316	12,937,551

1)	The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,537,335 (R$2,614,518 as of December 31, 2022), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations, as presented in Note 20.1.1. above.

In the six-month period ended June 30, 2023, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2022 (Note 20).

20.3.Contingent assets

In the six-month period ended June 30, 2023, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2022 (Note 20).